Trading liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of trading liabilities

		2018	2017
	Footnotes	$m	$m
Deposits by banks	1, 2	4,871	23,297
Customer accounts	1, 2, 3	8,614	52,595
Other debt securities in issue (Note 25)	4	1,400	40,734
Other liabilities – net short positions in securities		69,546	67,735
At 31 Dec		84,431	184,361

1	‘Deposits by banks’ and ‘Customer accounts’ include repos, stock lending and other amounts.

2
Settlement accounts, cash collateral and margin payables included within ‘Deposits by banks’ and ‘Customer accounts’ were reclassified from ‘Trading liabilities’ to ‘Other liabilities’ on 1 January 2018. This reclassification is to better reflect the nature of these balances and ensure consistency of presentation. Structured liabilities have moved from ‘Trading liabilities’ to ‘Financial liabilities designated at fair value’. Comparative data was not restated as the reclassification is not significant in the context of other changes to the balance sheet resulting from the adoption of IFRS 9. See Note 37 for further details.

3
Structured deposits placed at HSBC Bank USA and HSBC Trust Company (Delaware) National Association are insured by the Federal Deposit Insurance Corporation, a US government agency, up to $250,000 per depositor.

4	‘Other debt securities in issue’ comprises structured notes issued by HSBC for which market risks are actively managed as part of trading portfolios.

HSBC
		2018	2017
	Footnotes	$m	$m
Deposits by banks and customer accounts	1	19,003	145
Liabilities to customers under investment contracts		5,458	5,635
Debt securities in issue (Note 25)	1	109,351	64,359
Subordinated liabilities (Note 28)		14,282	23,831
Preferred securities (Note 28)		411	459
At 31 Dec		148,505	94,429

1 Structured liabilities have moved from ‘Trading liabilities’ to ‘Financial liabilities designated at fair value’. Comparatives have not been restated. See Note 37 for further detail.

HSBC Holdings
	2018	2017
	$m	$m
Debt securities in issue (Note 25)	17,767	17,496
Subordinated liabilities (Note 28)	7,282	13,394
At 31 Dec	25,049	30,890

HSBC’s subordinated liabilities
	2018	2017
	$m	$m
At amortised cost	22,437	19,826
– subordinated liabilities	20,651	17,988
– preferred securities	1,786	1,838
Designated at fair value (Note 24)	14,693	24,290
– subordinated liabilities	14,282	23,831
– preferred securities	411	459
At 31 Dec	37,130	44,116
Issued by HSBC subsidiaries	13,168	15,470
Issued by HSBC Holdings	23,962	28,646

HSBC’s subordinated liabilities in issue
					2018	2017
		Footnotes	First call date	Maturity date	$m	$m
Additional tier 1 capital securities guaranteed by HSBC Holdings plc		1
$900m	10.176% non-cumulative step-up perpetual preferred securities, series 2		Jun 2030		892	892
					892	892
Additional tier 1 capital securities guaranteed by HSBC Bank plc		1
£300m	5.862% non-cumulative step-up perpetual preferred securities		Apr 2020		411	459
£700m	5.844% non-cumulative step-up perpetual preferred securities		Nov 2031		894	946
					1,305	1,405
Tier 2 securities issued by HSBC Bank plc
$750m	Undated floating rate primary capital notes		Jun 1990		750	750
$500m	Undated floating rate primary capital notes		Sep 1990		500	500
$300m	Undated floating rate primary capital notes, series 3		Jun 1992		300	300
$300m	7.65% subordinated notes		—	May 2025	300	375
					1,850	1,925

£350m	5.00% callable subordinated notes	2	Mar 2018	Mar 2023	—	496
£300m	6.50% subordinated notes		—	Jul 2023	382	405
£350m	5.375% callable subordinated step-up notes	3	Nov 2025	Nov 2030	513	584
£500m	5.375% subordinated notes		—	Aug 2033	757	912
£225m	6.25% subordinated notes		—	Jan 2041	286	303
£600m	4.75% subordinated notes		—	Mar 2046	758	802
					4,546	5,427
Tier 2 securities issued by The Hongkong and Shanghai Banking Corporation Ltd
$400m	Primary capital undated floating rate notes (third series)		Jul 1991		400	400
					400	400
Tier 2 securities issued by HSBC Bank Malaysia Berhad
MYR500m	5.05% subordinated bonds		Nov 2022	Nov 2027	121	123
					121	123
Tier 2 securities issued by HSBC USA Inc.
$750m	5.00% subordinated notes		—	Sep 2020	747	748
$250m	7.20% subordinated debentures		—	Jul 2097	221	221
	Other subordinated liabilities each less than $150m	4			269	277
					1,237	1,246
Tier 2 securities issued by HSBC Bank USA, N.A.
$1,250m	4.875% subordinated notes		—	Aug 2020	1,226	1,236
$1,000m	5.875% subordinated notes		—	Nov 2034	1,106	1,272
$750m	5.625% subordinated notes		—	Aug 2035	829	955
$700m	7.00% subordinated notes		—	Jan 2039	697	700
					3,858	4,163
Tier 2 securities issued by HSBC Finance Corporation
$2,939m	6.676% senior subordinated notes	5	—	Jan 2021	507	1,092

Tier 2 securities issued by HSBC Bank Canada
	Other subordinated liabilities each less than $150m		Oct 1996	Nov 2083	29	31
					29	31
Securities issued by HSBC Mexico, S.A.
$300m	Non-convertible subordinated obligations	6, 7	Jun 2014	Jun 2019	—	240
	Other subordinated liability less than $150m	2, 6			—	115
					—	355
Securities issued by other HSBC subsidiaries
Other subordinated liabilities each less than $200m		4			273	336
Subordinated liabilities issued by HSBC subsidiaries at 31 Dec		8			13,168	15,470

1	See paragraph below, ‘Guaranteed by HSBC Holdings or HSBC Bank plc’.

2	These securities were redeemed in the first quarter of 2018.

3	The interest rate payable after November 2025 is the sum of the three-month sterling Libor plus 1.50% percentage points.

4	Some securities included here are ineligible for inclusion in the capital base of HSBC.

5	HSBC tendered for these securities in 2017. In January 2018, a further tender was conducted. The principal balance is now $507m. The original notional of these securities is $2,939m.

6	These securities are ineligible for inclusion in the capital base of HSBC.

7	Approximately $60m of these securities were held by HSBC Holdings.

8	Information regarding the effects of adoption of IFRS 9 can be found in Note 37.

HSBC Holdings’ subordinated liabilities
	2018	2017
	$m	$m
At amortised cost	17,715	15,877
Designated at fair value (Note 24)	7,282	13,394
At 31 Dec	24,997	29,271

HSBC Holdings’ subordinated liabilities in issue
			First call	Maturity	2018	2017
		Footnotes	date	date	$m	$m
Tier 2 securities issued by HSBC Holdings plc
Amounts owed to third parties
$2,000m	4.25% subordinated notes	2,3	—	Mar 2024	2,001	2,038
$1,500m	4.25% subordinated notes	2	—	Aug 2025	1,494	1,586
$1,500m	4.375% subordinated notes	2	—	Nov 2026	1,470	1,580
$488m	7.625% subordinated notes	1	—	May 2032	549	553
$222m	7.35% subordinated notes	1	—	Nov 2032	246	248
$2,000m	6.5% subordinated notes	1	—	May 2036	2,040	2,042
$2,500m	6.5% subordinated notes	1	—	Sep 2037	2,419	3,365
$1,500m	6.8% subordinated notes	1	—	Jun 2038	1,489	1,489
$1,500m	5.25% subordinated notes	2,3	—	Mar 2044	1,661	1,755

£650m	5.75% subordinated notes	2	—	Dec 2027	960	1,114
£650m	6.75% subordinated notes	2	—	Sep 2028	826	873
£750m	7.0% subordinated notes	2	—	Apr 2038	992	1,043
£900m	6.0% subordinated notes	2	—	Mar 2040	1,156	1,199

€1,600m	6.25% subordinated notes	2	—	Mar 2018	—	1,918
€1,750m	6.0% subordinated notes	2	—	Jun 2019	2,125	2,349
€1,500m	3.375% subordinated notes	2,3	Jan 2019	Jan 2024	1,719	1,827
€1,500m	3.0% subordinated notes	2	—	Jun 2025	1,725	2,037
€1,000m	3.125% subordinated notes	2	—	Jun 2028	1,233	1,363
					24,105	28,379
Amounts owed to HSBC undertakings
$900m	10.176% subordinated step-up cumulative notes		Jun 2030	Jun 2040	892	892
					892	892
At 31 Dec					24,997	29,271

1	Amounts owed to third parties represent securities included in the capital base of HSBC as tier 2 securities in accordance with the grandfathering provisions under CRD IV rules.

2	These securities are included in the capital base of HSBC as fully CRD IV-compliant tier 2 securities on an end point basis.
3 These subordinated notes are measured at amortised cost in HSBC Holdings, where the interest rate risk is hedged using a fair value hedge, while they are measured at fair value in the Group.